Related Party Transactions - Significant Related Party Transactions and Outstanding Balances with Related Parties (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Ultimate Parent Company [member] | NAVER Corporation [member]
Disclosure of transactions between related parties [Line Items]
Transaction	Advertising service	Advertising service	Advertising service
Transaction amount	¥ 518	¥ 332	¥ 1,127
Outstanding receivable balances	¥ 108	¥ 67	¥ 160
Subsidiary of ultimate parent company [Member] | NAVER Business Platform Corp. [Member]
Disclosure of transactions between related parties [Line Items]
Transaction	Operating expenses	Operating expenses	Operating expenses
Transaction amount	¥ 8,475	¥ 7,458	¥ 8,139
Outstanding payable balances	¥ (976)	¥ (902)	¥ (942)
Associates [Member] | Snow Corporation [member]
Disclosure of transactions between related parties [Line Items]
Transaction	Transfer of camera application business
Transaction amount	¥ 10,651
Director Joongho Shin [member]
Disclosure of transactions between related parties [Line Items]
Transaction	Exercise of stock options
Transaction amount	¥ 6,922
Director Hae Jin Lee [member ]
Disclosure of transactions between related parties [Line Items]
Transaction	Exercise of stock options
Transaction amount	¥ 1,917